Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flow from operating activities
Net result	€ (37,086)	€ (43,675)	€ (39,103)
Adjustments for:
Amortization & depreciation & Impairment	992	1,065	1,245
Share-based payment expenses	5,413	4,024	2,454
Financial income and expenses	792	3,175	(470)
Net foreign exchange gain / (loss)	(28)	151	(16)
Changes in working capital	1,295	164	1,433
Corporate income tax paid	(1)	(2)
Interest received (paid)	130	147	236
Net cash used in operating activities	(28,493)	(34,951)	(34,221)
Cash flow from investing activities
Purchases of property, plant and equipment	(312)	(121)	(2,539)
Net cash used in investing activities	(312)	(121)	(2,539)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	84,191	25,685
Proceeds from exercise of share options	870	4	2
Proceeds from borrowings	264	301	370
Proceeds from convertible loans	1,132	650
Redemption of financial lease			(15)
Net cash generated by financing activities	86,457	26,640	357
Net increase/(decrease) in cash and cash equivalents	57,652	(8,432)	(36,403)
Currency effect cash and cash equivalents	(171)	(2,669)	738
Cash and cash equivalents at the beginning of the year	48,099	59,200	94,865
Cash and cash equivalents at the end of the year	€ 105,580	€ 48,099	€ 59,200